PACHOLDER HIGH YIELD FUND, INC.

Dear Stockholders:

The Pacholder High Yield Fund, Inc. (the “Fund”) carried over the momentum of a strong fourth quarter of 2002 with an even stronger first quarter of 2003. The market started off extremely strong the first two weeks of the year and, in a break with recent history, ignored the sell-off of the equity markets in mid-January as the CS First Boston High Yield Index, Developed Countries Only™ (the “Index”) posted a 2.82% return for January. In February the high yield market started off somewhat slowly due to uncertainty regarding the war in Iraq, but the market gathered momentum late in the month, and the Index had a 1.48% return. This momentum carried over into March as the war in Iraq was going very well, and the Index responded with another strong month, posting a 2.57% return. The high yield market was paced by the strong recovery in the CCC rated securities and followed by strong showings in the B and distressed (defaulted and CC rated securities) sectors. For the First Quarter of 2003, the Index generated a total return of 7.02%.

The strong performance of the first quarter continued throughout April, when the high yield market and the Fund both posted very strong returns of +5.10% for the Index and +12.86% for the Fund. April 2003 marked the seventh consecutive month the Index reported positive results.

Investor sentiment with regard to high yield was extremely positive during the quarter, as is often the case when the market is performing well. During the first quarter investors continued to invest heavily in the high yield market as evidenced by the $7.7 billion of new inflows into high yield mutual funds, this is on the heels of a robust 4th quarter mutual fund inflow of $5.85 billion.

Unlike the high yield market, the returns of the broad equity indices in the first quarter were negative. For the first quarter, the Russell 2000 Index returned -4.48%, the S&P 500 returned -3.15%, and Dow returned -3.64%. The equity markets also produced strong returns in April 2003 and were positive on a year-to-date basis through April. Positive momentum in the equity markets generally is very positive for the high yield market because it is indicative of greater asset values and provides issuers with greater financial flexibility.

Overview of the First Quarter

For the three months ended March 31, 2003, the Fund posted a net total return of +14.81%, outperforming the average total return of all closed-end high yield funds of +8.90%, as reported by Thomson Financial CDA, and the Index’s total return of 7.02%. The Fund’s portfolio (gross of fees and expenses) returned 8.86% for the quarter, which also materially outpaced the market. The Fund’s relative outperformance compared to the Index was considerably enhanced due to the relatively low cost of its leveraged capital structure.

Although the high yield market and the Fund continued to be affected by above average corporate default rates, the monthly trend for defaults has continued to steadily decrease, from 11.30% on a trailing twelve months basis in March 2002 to 5.73% in March 2003. We believe the continuance of this trend is a key component in the ability of the high yield market to continue its rebound from the difficult market conditions over the past five years. The increased liquidity in the high yield market has enhanced the ability of many issuers to avoid restructurings, which a year ago looked inevitable. The Fund experienced a 1.45% dollar default rate for the first quarter as compared to the 1.32% dollar default rate experienced by the overall high yield market, as measured by Moody’s. The advisor continues to actively participate in a number of the Fund’s portfolio positions that are undergoing restructuring to maximize the Fund’s recovery on these positions and to expedite the reorganization process to convert Fund assets from non-accruing to accruing. The pace of companies exiting bankruptcy has begun to increase and we believe this is generally a positive for the underlying securities the Fund holds in these companies.

The high yield market recovery during the quarter was evident in the Index’s average price, yield, and spread over Treasuries. For the quarter, the average price of the Index rose 5.75 points from 73.65% to 79.40%, its yield decreased 126 basis points from 12.12% to 10.86%, and its spread over the comparable Treasury decreased by 120 basis points, from 928 to 808.

The first quarter of 2003 showed broad-based recovery across industry sectors as 17 out 19 sectors posted positive returns. Sectors of the high yield market that performed relatively well during the quarter were Information Technology, Telecommunications—Fixed and Cellular and Utility. Declining sectors included Aerospace and Food and Drug. The Fund’s portfolio is well diversified, with investments in 189 issuers in 35 different industries. The Fund’s highest sector concentration is in Wireless Communications, which accounted for 9.1% of the portfolio market value as of March 31, 2003.

Portfolio Strategy and Outlook

As the perception of a turnaround began to manifest, we began increasing exposure in what we believed were undervalued securities and sectors: fallen angel credits, Utilities, Telecommunications, Technology and Refiners. In addition, we held onto underperforming investments that during the bear market had become extremely discounted. These investments were largely in sectors such as independent Power Producers, Wireless and Cable industries. As the recovery has begun to gain

PACHOLDER HIGH YIELD FUND, INC.

momentum we have been divesting securities, that in our opinion are fully valued and rotated the proceeds into discounted issues with greater yield and total return potential, including selected deeply discounted positions.

While the recovery of the high yield market has begun, we continue to believe the ability of the market to sustain this rally is directly related to the duration and magnitude of economic recovery. While cautiously optimistic, we continue to maintain a disciplined risk management approach to the overall portfolio.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

William J. Morgan

President

May 12, 2003

Please visit our web site, www.phf-hy.com, for information on the Fund’s NAV, share price, news releases, and SEC filings. We created this site to provide shareholders quick and easy access to the timeliest information available regarding the Fund.

DIVIDEND REINVESTMENT PLAN

The Fund’s Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan, please contact Fifth Third Bank, Corporate Trust Services, 39 Fountain Square Plaza, Mail Drop #10AT66, Cincinnati, OH 45202, and (800) 837-2755.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets

March 31, 2003 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets

CORPORATE DEBT SECURITIES — 173.7%
AEROSPACE — 1.9%
Atlantic Coast Airlines, Tranche C Pass-Thru Cert, 8.75%, 1/1/07[2]	$821	$647,926	0.8%
Delta Airlines, Inc., Sr Nt, 6.65%, 3/15/04	750	562,500	0.7
Northwest Airlines Corp., Co Guar, 7.625%, 3/15/05	540	305,100	0.4

		1,515,526	1.9
CHEMICALS — 8.5%
Huntsman ICI Chemicals, Sr Sub Nt, 10.125%, 7/1/09	1,000	952,500	1.2
Huntsman Corp., Sr Nt, 9.875%, 3/1/09	250	267,500	0.3
IMC Global, Inc., Sr Nt, 10.875%, 6/1/08	500	547,500	0.7
Lone Star Industries, Sr Sub Nt, 9%, 6/1/11	235	238,525	0.3
Lyondell Chemical Co., Sr Sub Nt, 11.125%, 7/15/12	1,000	1,035,000	1.3
OM Group, Sr Sub Nt, 9.25%, 12/15/11	450	353,250	0.4
Philipp Brothers Chemicals, Inc., Sr Sub Nt, 9.875%, 6/1/08	845	342,225	0.4
Polyone Corp., Sr Nt, 8.875%, 5/1/12	500	418,227	0.5
Terra Capital, Inc., Sr Nt, 12.875%, 10/15/08	2,225	2,369,625	2.9
Terra Industries, Sr Nt, 10.5%, 6/15/05	500	427,500	0.5

		6,951,852	8.5
CONSUMER PRODUCTS — 7.0%
Dan River, Inc., Sr Sub Nt, 10.125%, 12/15/03	1,075	1,069,625	1.3
Drypers Corp., Sr Nt, 10.25%, 6/15/07[1,4]	1,465	147	0.0
Home Products International, Inc., Sr Sub Nt, 9.625%, 5/15/08	1,775	1,597,500	2.0
Levi Straus and Co., Sr Nt, 12.25%, 12/15/12[2]	1,000	952,500	1.2
Salton, Inc., Co Guar, 10.75%, 12/15/05	1,000	1,002,500	1.2
United Industries Corp., Sr Sub Nt, 9.875%, 4/1/09[2]	250	261,875	0.3

Description	Par (000)	Value	Percent of Net Assets

CONSUMER PRODUCTS (continued)
Westpoint Stevens, Inc., Sr Nt, 7.875%, 6/15/05	$1,000	$315,000	0.4%
Windmere Durable, Inc., Sr Sub Nt, 10.00%, 7/31/08	500	525,000	0.6

		5,724,147	7.0

ENERGY — 8.0%
Baytex Energy LTD, Sr Sub Nt, 10.5%, 2/15/11	750	804,375	1.0
Citgo Petroleum Corp., Sr Nt, 11.375%, 2/1/11[2]	750	789,375	1.0
Coastal Corp., Sr Nt, 7.625%, 9/1/08	500	417,500	0.5
Coho Energy, Inc., Sr Sub Nt PIK, 15%, 3/31/07[1,3,4]	2,596	649,076	0.8
Giant Industries, Inc., Sr Sub Nt, 9%, 9/1/07	887	771,690	1.0
Orion Refining Corp., Sr Nt, 10% PIK, 11/15/10[1,2]	3,832	38	0.0
Orion Refining Corp., Sr Secd Bridge Nt, 14% PIK, 06/01/10[3]	825	206,200	0.3
Orion Refining Corp., Bridge Nt, 10% PIK, 05/23/10[3]	97	24,287	0.0
Parker Drilling Corp., Conv, Sr Nt, 5.5%, 8/1/04	200	190,500	0.2
Premcor Refining Group, Sr Nt, 9.5%, 2/1/13[2]	500	540,000	0.7
Star Gas Partner/Finance, Sr Nt, 10.25%, 2/15/13[2]	750	746,250	0.9
Teco Energy, Inc., Sr Nt, 10.5%, 12/1/07	850	913,750	1.1
Tesoro Petroleum Corp., Sr Sub Nt, 9.625%, 4/1/12	500	430,000	0.5

		6,483,041	8.0
FINANCE — 3.9%
Conseco, Inc., Sr Nt, 8.75%, 8/9/06[1,2,4]	1,500	405,000	0.5
Conseco, Inc., Sr Nt, 10.75%, 6/15/09[1,2,4]	1,000	270,000	0.3
Fairfax Financial, Nt, 7.75%, 12/15/03	500	470,000	0.6

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

March 31, 2003 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets

FINANCE (continued)
Providian Capital I, Bank Guar, 9.525%, 2/1/27[2]	$1,250	$918,775	1.1%
Riggs Capital Trust II, Co Guar, 8.875%, 3/15/27	1,250	1,172,160	1.4

		3,235,935	3.9
FOOD & DRUG — 1.5%
Great Atl & Pac Tea Co., Sr Nt, 9.125%, 12/15/11	500	406,250	0.5
Penn Traffic, Co., Sr Nt, 11%, 6/29/09	894	786,720	1.0

		1,192,970	1.5

FOOD & TOBACCO — 13.6%
Apple South, Inc., Sr Nt, 9.75%, 6/1/06	1,500	607,500	0.7
Avado Brands, Inc., Sr Sub Nt, 11.75%, 6/15/09[1,4]	500	52,500	0.1
Burns Philp Cap Pty/US, Sr Sub Nt, 10.75%, 2/15/11[2]	500	507,500	0.6
Chiquita Brands, Inc., Sr Nt, 10.56%, 3/15/09	500	540,000	0.7
CKE Restaurants, Inc., Sr Sub Nt, 9.125%, 5/1/09	500	445,000	0.5
CKE Restaurants, Inc., Conv, Sr Sub Nt, 4.250%, 3/15/04	1,000	958,750	1.2
Fresh Foods, Inc., Sr Nt, 10.75%, 6/1/06	1,435	1,126,475	1.4
Friendly Ice Cream, Corp., Sr Nt, 10.5%, 12/1/07	1,000	1,010,000	1.2
National Wine & Spirits, Inc., Sr Nt, 10.125%, 1/15/09	1,000	885,000	1.1
Perkins Family Restaurants, Sr Nt, 10.125%, 12/15/07	700	623,000	0.9
Premium Standard Farms, Sr Nt, 9.25%, 6/15/11	1,985	1,756,725	2.2
Sbarro, Inc., Sr Nt, 11%, 9/15/09	500	460,000	0.6
Swift and Co., Sr Nt, 10.125%, 10/1/09[2]	850	845,750	1.0
Swift and Co., Sr Sub Nt, 12.5%, 1/1/10[2]	250	247,188	0.3
Tom's Foods, Inc., Sr Nt, 10.5%, 11/1/04	1,000	930,000	1.1

		10,995,388	13.6

Description	Par (000)	Value	Percent of Net Assets

FOREST PRODUCTS & CONTAINERS — 13.7%
Ainsworth Lumber Co. Ltd., Sr Nt, 12.5%, 7/15/07	$1,000	$1,083,750	1.3%
Alabama Pine Pulp, Inc., Tranche B Bank Debt, 5.84%, 6/30/05[1,3]	1,350	13,495	0.0
Alabama Pine Pulp, Inc., Tranche C Bank Debt, 10.75%, 12/31/08[1,3]	2,002	20,020	0.0
Anchor Glass Container, Sr Sec'd Nt, 11%, 2/15/13[2]	500	520,000	0.6
American Tissue, Inc., Sr Sec Nt, 12.5%, 7/15/06[1,4]	1,985	406,905	0.5
Appleton Papers, Inc., Sr Sub Nt, 12.5%, 12/15/08	500	566,250	0.7

Applied Extrusion Technologies, Sr Sub Nt, 10.75%, 7/1/11	1,600	1,104,000	1.4
Buckeye Cellulose Corp., Sr Sub Nt, 9.25%, 9/15/08	1,410	1,332,450	1.6
Buckeye Technologies, Inc., Sr Sub Nt, 8%, 10/15/10	465	409,200	0.5
Constar International, Sr Sub Nt, 11%, 12/1/12	1,000	1,015,000	1.3
Crown Cork & Seal, Sr Sec'd Nt, 10.875%, 3/1/13[2]	500	508,125	0.6
Jarden Corp., Sr Sub Nt, 9.75%, 5/1/12	500	525,000	0.6
Fibermark, Inc., Sr Nt, 10.75%, 4/15/11	720	695,700	0.9
Millar Western Forest Products Ltd, Sr Nt, 9.875%, 5/15/08	1,000	1,027,500	1.3
Portola Packaging Inc., Sr Nt, 10.75%, 10/1/05	1,910	1,948,200	2.4

		11,175,595	13.7
GAMING & LEISURE — 2.9%
Bally Total Fitness Holding Corp., Sr Sub Nt, 9.875%, 10/15/07	2,000	1,730,000	2.1
Turning Stone Casino Resort Enterprise, Sr Nt, 9.125%, 12/15/10[2]	600	630,000	0.8

		2,360,000	2.9
HEALTH CARE — 10.1%
Alaris Medical, Inc., Sr Sub Nt, 9.75%, 12/01/06	500	517,500	0.6
Alliance Imaging, Inc., Sr Sub Nt, 10.375%, 4/15/11	625	600,000	0.7

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

March 31, 2003 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets

HEALTH CARE (continued)
Ameripath, Inc., Sr Sub Nt, 10.5%, 4/1/13[2]	$500	$517,500	0.6%
Concentra Operating Corp., Sr Sub Nt, 13%, 8/15/09	1,124	1,219,540	1.5
Extendicare Health Services, Sr Sub Nt, 9.35%, 12/15/07	1,500	1,222,500	1.5
Extendicare Health Services, Sr Nt, 9.5%, 7/1/10	250	248,750	0.3
Hanger Orthopedic Group, Inc., Sr Nt, 10.375%, 2/15/09	750	806,250	1.0
Hanger Orthopedic Group, Inc., Sr Sub Nt, 11.25%, 6/15/09	500	532,500	0.7
Healthsouth Corp., Nt, 7.625%, 6/1/12[1,4]	600	279,000	0.4
Insight Health Services, Sr Sub Nt, 9.875%, 11/1/11	1,000	965,000	1.2
IVAX Corp., Conv, 4.5%, 5/15/08	500	441,250	0.5
Magellan Health Services, Inc., Sr Sub Nt, 9%, 2/15/08[1,4]	1,500	397,500	0.5
Team Health, Inc., Co Guar, 12%, 3/15/09	500	512,500	0.6

		8,259,790	10.1
INFORMATION TECHNOLOGY — 5.3%
AMI Semiconductor, Inc., Sr Sub Nt, 10.75%, 2/1/13[2]	500	527,500	0.6
Avaya, Inc., Sr Nt, 11.125%, 4/1/09	800	820,000	1.0
Avnet, Inc., Sr Nt, 9.75%, 2/15/08	500	513,090	0.6
Ingram Micro, Inc., Sr Sub Nt, 9.875%, 8/15/08	700	743,750	0.9
Nortel Networks, Ltd., Nt, 6.125%, 2/15/06	1,020	935,850	1.2
Solectron Corp., Sr Nt, 9.625%, 2/15/09	750	787,500	1.0

		4,327,690	5.3
MANUFACTURING — 8.8%
Airxcel, Inc., Sr Sub Nt, 11%, 11/15/07	1,500	1,239,375	1.5
Better Minerals and Aggregates Co., Sr Sub Nt, 13%, 9/15/09	1,675	611,375	0.7
Day International Group, Inc., Sub Nt, 9.5%, 3/15/08	2,000	1,670,000	2.1
Hexcel Corp., Sr Sub Nt, 9.875%, 10/1/08[2]	250	261,875	0.3

Description	Par (000)	Value	Percent of Net Assets

MANUFACTURING (continued)
Indesco International, Inc., Conv, Sr Sub Nt, 10%, 3/8/08[3]	$291	$290,529	0.4%
Key Components, LLC, Sr Sub Nt, 10.5%, 6/1/08	500	487,500	0.6
MMI Products, Inc., Sr Sub Nt, 11.25%, 4/15/07	1,455	1,027,594	1.3
Park-Ohio Industries, Sr Sub Nt, 9.25%, 12/1/07	500	367,500	0.4
Precision Partners, Inc., Sr Sub Nt, 12%, 3/15/09[1,4]	1,175	393,625	0.5
Xerox Capital Corp., Sr Nt, 9.75%, 1/15/09[2]	750	805,312	1.0

		7,154,685	8.8

MEDIA & TELECOM: BROADCASTING — 4.9%

Canwest Media, Inc., Sr Sub Nt, 10.625%, 5/15/11	750	829,687	1.0
Granite Broadcasting Corp., Sr Sub Nt, 10.375%, 5/15/05	1,600	1,580,000	1.9
Nexstar Broadcasting Corp., Sr Sub Nt, 12%, 4/1/08	500	553,750	0.7
Nexstar Fin Hldg LLC, Inc., Sr Disc Nt, 0/11.375%, 4/1/13[2]	250	148,750	0.2
Spanish Broadcasting System, Co Guar, 9.625%, 11/1/09	825	858,000	1.1

		3,970,187	4.9
MEDIA & TELECOM: CABLE — 7.3%
Adelphia Communications, Corp., Sr Nt, 9.375%, 11/15/09[1,4]	1,500	622,500	0.8
Adelphia Communications, Corp., Sr Nt, 8.125%, 7/15/03[1,4]	750	303,750	0.4
Charter Communications Holdings LLC, Sr Nt, 10%, 4/1/09	2,000	935,000	1.2
Insight Communications, Inc., Sr Disc Nt, 0/12.25%, 2/15/11	2,000	1,430,000	1.8
Mediacom LLC/Capital Corp., Sr Nt, 8.50%, 4/15/08	1,000	1,010,000	1.2
Mediacom LLC/Capital Corp., Sr Nt, 9.50%, 1/15/03	500	520,000	0.6
RCN Corp., Sr Nt, 10%, 10/15/07	1,400	413,000	0.5
RCN Corp., Sr Disc Nt, 0/9.8%, 2/15/08	1,000	280,000	0.3
Telewest PLC, Sr Disc Debs, 11%, 10/1/07[1,4]	2,000	390,000	0.5

		5,904,250	7.3

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

March 31, 2003 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets

MEDIA & TELECOM: FIXED COMMUNICATIONS — 8.8%
Alaska Communications Systems Holdings, Inc., Sr Sub Nt, 9.375%, 5/15/09	$1,000	$885,000	1.1%
Convergent Communications, Inc., Sr Nt, 13%, 4/1/08[1,4]	18,350	91,750	0.1
DTI Holdings, Inc., Sr Disc Nt, 0/12.5%, 3/1/08[1,4]	3,750	375	0.0
Exodus Communications, Inc., Sr Nt 10.75%, 12/15/09[1,4]	1,320	19,800	0.0
Exodus Communications, Inc., Sr Nt 11.625%, 7/15/10[1,4]	500	7,500	0.0
GCI, Inc., Sr Nt, 9.75%, 8/1/07	1,750	1,688,750	2.1

Global Crossing Holdings, Ltd., Sr Nt, 9.125%, 11/15/06[1,4]	2,000	67,500	0.1
Level 3 Comm, Sr Nt, 11.25%, 3/15/10	789	583,860	0.7
MCI Communication Corp, Nt, 8.25%, 1/20/23[1,4]	800	492,000	0.6
Mastec, Inc., Sr Sub Nt, 7.75%, 2/1/08	700	623,000	0.8
Metromedia Fiber Network, Inc., Sr Nt, 10%, 12/15/09[1,4]	1,500	52,500	0.1
XO Communications, Inc., Escrow, 10.5%, 12/1/09[1,3]	1,500	0	0.0
Pathnet, Inc., Sr Nt, 12.25%, 4/15/08[1,4]	2,295	22,950	0.0
PSINet, Inc., Sr Nt, 10.5%, 12/1/06[1,4]	296	18,526	0.0
PSINet, Inc., Sr Nt, 10%, 2/15/05[1,4]	1,100	68,750	0.1
Qwest Services Corp., Co Guar, 13%, 12/15/07[2]	1,226	1,296,495	1.6
Worldcom, Inc., Nt, 7.875%, 5/15/03[1,4]	1,500	405,000	0.5
Worldcom, Inc., Nt, 6.95%, 8/15/28[1,4]	1,500	405,000	0.5
Worldcom, Inc., Sr Nt, 6.5%, 5/15/04[1,4]	1,500	405,000	0.5

		7,133,756	8.8
MEDIA & TELECOM: WIRELESS COMMUNICATIONS — 16.4%
Alamosa Delaware, Inc., Sr Nt, 13.625%, 8/15/11	1,500	757,500	0.9
Arch Wireless, Inc., Sr Sub Nt, 10%, 5/15/07	289	286,449	0.4

Description	Par (000)	Value	Percent of Net Assets

MEDIA & TELECOM: WIRELESS COMMUNICATIONS (continued)
Arch Wireless, Inc., Sub Nt, 12%, 5/15/09	$159	$139,920	0.2%
Centennial Cellular Corp., Sr Sub Nt, 10.75%, 12/15/08	2,375	1,686,250	2.1
Crown Castle Int'l Corp., Sr Nt, 0/10.375%, 5/15/11	1,500	1,222,500	1.5
Crown Castle Int'l Corp., Sr Sub Nt, 9.5%, 8/1/11	1,000	915,000	1.1
Dobson/Sygnet Communications Corp., Sr Nt, 10.875%, 7/1/10	1,000	1,010,000	1.2
Nextel Communications, Inc., Sr Nt, 9.375%, 11/15/09	1,000	1,055,000	1.3
Rural Cellular Corp., Sr Sub Nt, 9.625%, 5/15/08	2,050	1,491,375	1.8
SBA Communications Corp., Sr Nt, 10.25%, 2/1/09	1,000	720,000	0.9
SBA Communications Corp., Sr Disc Nt, 0/12%, 3/1/08	570	441,750	0.5
Telecorp PCS, Inc., Sr Sub Nt, 10.625%, 7/15/10	575	662,688	0.8

Tritel PCS, Inc., Sr Sub Nt, 10.375%, 1/15/11	975	1,128,563	1.4
Triton PCS, Inc., Sr Sub Nt, 0/11%, 5/1/08	750	690,000	0.9
TSI Telecommunications, Inc., Sr Sub Nt, 12.75%, 2/1/09	1,200	1,128,000	1.4

		13,334,995	16.4
MEDIA & TELECOM: DIVERSIFIED — 12.1%
Liberty Group Operating, Inc., Sr Sub Nt, 9.375%, 2/1/08	2,000	1,832,500	2.3
Liberty Group Publishing, Inc., Sr Disc Nt, 0/11.625%, 2/1/09	1,125	853,594	1.0
PEI Holdings, Inc., Sr Nt, 11%, 3/15/10[2]	800	842,000	1.0
Perry-Judd, Sr Sub Nt, 10.625%, 12/15/07	1,650	1,625,250	2.0
Phoenix Color Corp., Sr Sub Nt, 10.375%, 2/1/09	1,330	1,190,350	1.5
Premier Parks, Inc., Sr Disc Nt, 0/10%, 4/1/08	500	489,375	0.6
Primedia, Inc., Sr Nt, 8.875%, 5/15/11	500	506,250	0.6
Six Flags, Inc., Sr Nt, 9.5%, 2/1/09	500	477,500	0.6

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

March 31, 2003 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets

MEDIA & TELECOM: DIVERSIFIED (continued)
Tri-State Outdoor Media, Sr Nt, 11%, 5/15/08[1,4]	$2,000	$1,310,000	1.6%
Universal City Development, Sr Nt, 11.75%, 4/1/10[2]	750	758,437	0.9

		9,885,256	12.1
METALS & MINERALS — 6.5%
Horizon Natural Resources, Sr Nt, 11.75%, 5/8/09[1,4]	900	22,500	0.0
LTV Corp., Sr Nt, 11.75%, 11/15/09[1,4]	1,000	15,000	0.0
NS Group, Inc., Sr Nt, 13.5%, 7/15/03	1,227	1,233,135	1.5
Oglebay Norton Co., Sr Sub Nt, 10%, 2/1/09	2,250	821,250	1.0
Oglebay Norton Co., Sr Sub Nt, 13/18%, 10/25/08	500	490,000	0.6
On Semiconductor Corp., Sr Sec'd Nt, 12%, 5/15/08	800	760,000	0.9
On Semiconductor Corp., Sr Sec'd Nt, 12%, 3/15/10[2]	200	212,000	0.3
Ryerson Tull, Inc., Sr Nt, 9.125%, 7/15/06	750	714,943	0.9
United Steel LLC, Sr Nt, 10.75%, 8/1/08	1,075	1,053,500	1.3

		5,322,328	6.5

RETAIL — 4.2%
Central Tractor, Sr Nt, 10.625%, 4/1/07[1,4]	1,500	1,875	0.0
CSK Automotive, Inc., Sr Nt, 12%, 6/15/06	1,000	1,090,000	1.3
Group 1 Automotive, Inc., Sr Sub Nt, 10.875%, 3/1/09	680	715,700	0.9
Guitar Center Mgmt., Sr Nt, 11%, 7/1/06	1,520	1,563,700	1.9
Mattress Discounters Co., Sr Nt, 12.625%, 7/15/07[1,4]	1,000	105,000	0.1

		3,476,275	4.2
SERVICES — 9.2%
Alderwood Group, Sr Nt, 12.25%, 1/2/09	1,500	1,365,000	1.7
Alderwood Group, Sr Nt, 11%, 1/2/07	253	255,126	0.3

Description	Par (000)	Value	Percent of Net Assets

SERVICES (continued)
Service Corporation International, Sr Nt, 7.7%, 4/15/09	$1,000	$987,500	1.2%
Twin Laboratories, Inc., Sr Sub Nt, 10.25%, 5/15/06	650	289,250	0.4
Volume Services America, Inc., Sr Sub Nt, 11.25%, 3/1/09	1,750	1,723,750	2.1
Wesco Distribution, Inc., Sr Sub Nt, 9.125%, 6/1/08	2,500	1,887,500	2.3
Williams Scotsman, Inc., Sr Nt, 9.875%, 6/1/07	1,000	977,500	1.2

		7,485,626	9.2
TRANSPORTATION — 7.7%
Anchor Lamina, Inc., Sr Sub Nt, 9.875%, 2/1/08	1,050	372,750	0.5
Asbury Automotive, Co Guar, 9%, 6/15/12	1,000	857,500	1.1
Collins and Aikman, Sr Nt, 10.75%, 12/31/11	1,000	970,800	1.2
CP Ships, Ltd., Sr Sub Nt, 10.375%, 7/15/12	500	537,500	0.7
Delco Remy International, Inc., Sr Sub Nt, 11%, 5/1/09	1,500	772,500	0.9
Greyhound Lines, Inc., Sr Sub Nt, 11.5%, 4/15/07	1,450	1,154,562	1.4
Hayes Lemmerz International, Inc., Sr Sub Nt, 9.125%, 7/15/07[1,4]	1,500	11,250	0.0
Hayes Lemmerz International, Inc., Sr Sub Nt, 11.875%, 6/15/06[1,2,4]	500	227,500	0.3
Metaldyne Corp., Sr Sub Nt, 11%, 6/15/12	1,000	792,500	1.0
Oshkosh Truck Corp., Sr Sub Nt, 8.75%, 3/1/08	500	523,125	0.6

		6,219,987	7.7
UTILITIES — 11.4%
AES Corp., Sr Nt, 9.5%, 6/1/09	2,250	1,940,625	2.4
AES Corp., Sr Nt, 9.375%, 9/15/10	180	152,100	0.2
Calpine Corp., Sr Nt, 8.5%, 5/1/08	1,500	870,000	1.1
Calpine Corp., Sr Nt, 8.625%, 8/15/10	750	420,000	0.5
Dynegy Holdings, Inc., Sr Nt, 8.125%, 3/15/05	900	733,500	0.9
Edison Mission, Inc., Sr Nt, 10%, 8/15/08	2,000	1,550,000	1.9

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

March 31, 2003 (Unaudited)

Description	Shares/Par (000)	Value	Percent of Net Assets

UTILITIES (continued)
El Paso Corp., Sr Nt, 7.875%, 6/15/12[2]	$500	$412,500	0.5%
Ilinois Power Co., Sr Nt, 11.5%, 12/15/10[2]	1,250	1,325,000	1.6
Nevada Power Co., Sr Nt, 10.875%, 10/15/09[2]	900	936,000	1.2
Western Resources, Inc., Sr Nt, 9.75%, 5/1/07	235	252,037	0.3
Williams Companies, Inc., Sr Nt, 7.625%, 7/15/19	800	636,000	0.8

		9,227,762	11.4

Total Corporate Debt Securities
(amortized cost $188,869,237)		141,337,041	173.7

EQUITY INVESTMENTS — 6.4%
Adelphia Communications, Inc., Pfd, 13%, 7/15/09[1,4]	5,000	3,750	0.0
Broadwing Communications, Inc., Pfd, 12.5%, 8/15/09[1,4]	2,250	208,125	0.3
Glasstech, Inc., Series C, Pfd[1,3]	5	0	0.0
Kaiser Group Holdings, Inc., Pfd, 7%, 12/31/07	56,920	2,219,880	2.7
Kaiser Group Holdings, Inc., Puts[1,3]	69,780	0	0.0
McLeod USA, Inc., Conv Pfd, 2.5%, 4/18/12	7,655	21,357	0.0
Metrocall, Inc., Series A, Pfd	2,158	6,474	0.0
Rural Cellular Corp., Pfd, 11.375% PIK, 5/15/10	1,712	586,360	0.7
Sinclair Capital Hytops, Pfd, 11.625%, 3/15/09	5,000	531,250	0.6
XO Communications, Inc., Pfd, 13.5% PIK, 6/1/10[1,4]	1,580	16	0.0
Arch Wireless, Inc., Common Stock[1,3]	29,443	75,374	0.1
Classic Communications, Inc., Common Stock[1]	5,250	26	0.0
Davel Communications, Inc., Common Stock[1]	523,104	5,231	0.0
Franks Nursery and Crafts, Common Stock[1]	151,322	136,190	0.2
Glasstech, Inc., Class C, Common Stock[1,3]	5	0	0.0

Description	Shares/Par (000)	Value	Percent of Net Assets

EQUITY INVESTMENTS (continued)
Indesco International, Inc., Common Stock[1,3]	$60,345	$211,208	0.3%
International Knife and Saw, Common Stock[1,3]	16,665	83,325	0.1
Kaiser Group Holdings, Inc., Common Stock	63,011	378,066	0.5
McLeod USA, Inc., Common Stock[1]	375	206	0.0
Metrocall, Inc., Common Stock[1]	2,504	5,008	0.0
Orion Refining Corp, Common Stock[1]	1,706	0	0.0
Safeguard Business Systems, Inc., Common Stock[1,3]	533	0	0.0
Safety Components International, Inc., Common Stock[1]	53,517	481,653	0.6
Wiltel Communications, Inc., Common Stock[1]	17,373	218,900	0.3

XO Communications, Inc., Common Stock[1]	1,523	6,092	0.0
DTI Holdings, Inc., Warrants, 3/1/08[1,3]	18,750	0	0.0
Gulf States Steel, Warrants, 4/15/03[1,3]	500	0	0.0
Mattress Discounters, Warrants[1,3]	1,000	0	0.0
McLeod USA, Inc., Warrants	16,963	2,884	0.0
Orion Refining Corp, Warrants[1]	10,522,004	0	0.0
Paging Network Do Brasil Holding Co. LLC, Warrants[1,3]	500	0	0.0
Saberliner Corp., Warrants, 4/15/03[1,3]	500	0	0.0
Safeguard Business Systems, Inc., Warrants[1,3]	1,417	0	0.0

Total Equity Investments
(cost $25,081,265)		5,181,375	6.4

REPURCHASE AGREEMENTS — 42.3%
Lehman Brothers A3/P3 1.43%, dated 3/31/03, matures 4/1/03 (at amortized cost), repurchase price 8,419,092	8,419	8,418,758	10.3
Merrill Lynch A2/P2 1.51%, dated 3/31/03, matures 4/1/03 (at amortized cost), repurchase price 12,000,503	12,000	12,000,000	14.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets (continued)

March 31, 2003 (Unaudited)

Description	Shares/Par (000)	Value	Percent of Net Assets

REPURCHASE AGREEMENTS (continued)
Morgan Stanley Corp. 1.5175%, dated 3/31/03, matures 4/1/03 (at amortized cost), repurchase price 7,000,295	$7,000	$7,000,000	8.6%
Salomon Brothers Corp. 1.5375%, dated 3/31/03, matures 4/1/03 (at amortized cost), repurchase price 7,000,299	7,000	7,000,000	8.6

Total Repurchase Agreements		34,418,758	42.3

TOTAL INVESTMENTS[5]
(amortized cost $248,369,260)		180,937,174	222.4

Description	Value	Percent of Net Assets

Payable Upon Return of Securities Loaned	$(34,418,758)	(42.3)%

Other Assets in Excess of Liabilities	866,293	1.0

Net Assets	147,384,709	181.1

Less: Outstanding Preferred Stock at liquidation value plus cumulative accrued dividends	(66,011,559)	(81.1)

Net Assets Applicable to 12,817,822 Shares of Common Stock issued and outstanding; $.01 par value; 49,996,320 shares authorized	$81,373,150	100.0

Net Asset Value Per Common Share ($81,373,150 / 12,817,822)	$6.35

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $17,061,172.
[3]	Board valued security. These securities amounted to $1,498,140.
[4]	Security in default.
[5]	Includes $33,788,067 of securities loaned.

PIK	Payment in kind.

PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

William J. Morgan Chairman and President James P. Shanahan, Jr. Secretary James E. Gibson Treasurer David A. Groshoff, Esq. Chief Compliance Officer	John F. Williamson Director George D. Woodard Director Daniel A. Grant Director

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

Pacholder & Company, LLC

Administrator

Kenwood Administrative Management, Inc.

Custodian

Bank One Trust Company, N.A.

Transfer Agent

Fifth Third Bank, N.A.

Legal Counsel

Kirkpatrick & Lockhart LLP

Independent Auditors

Deloitte & Touche LLP

Executive Offices

Pacholder High Yield Fund, Inc.

8044 Montgomery Road

Suite 480

Cincinnati, Ohio 45236

(513) 985-3200

Web Site

www.phf-hy.com

This report is for the information of shareholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

FIRST QUARTER UPDATE

MARCH 31, 2003